                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/02

Check here if Amendment [ ]; Amendment Number: ______________
This Amendment (Check only one.):   [ ]     is a restatement.
                                    [ ]     adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:      Petros Advisors LLC
Address:   8711 E. Pinnacle Peak Road, F207
           Scottsdale, AZ 85255

Form 13F File Number: 28-__6013 _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Brinkman
Title:   Chief Operating Officer
Phone:   (480) 585-5844

Signature, Place, and Date of Signing:


Andrew J. Brinkman               Scottsdale, AZ               4/22/2002
    [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name
         28- __________________             _____________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   N/A
                                                ____________
Form 13F Information Table Entry Total:              51
                                                ____________
Form 13F Information Table Value Total:         $  91,899
                                                ____________
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number          Name

         ______   28- ____________              _________________________

         [Repeat as necessary.]

         None

As of March 31, 2002                                                   FORM 13F

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
                                                                                                                   (SEC USE ONLY)

              Page 1 of 1                    Name of Reporting Manager  Petros Advisors LLC

                Item 1:              Item 2:        Item 3:       Item 4:       Item 5:               Item 6:
            Name of Issuer       Title of Class     CUSIP       Fair Market    Shares or        Investment Discretion
                                                    Number         Value       Principal    (a)    (b) Shared -      (c) Shared -
                                                                                  Amount    Sole     As Defined          Other
                                                                                                     in Instr. V
Accenture Ltd.                          COM         G1150G111       611,430       22,900      x
America West Holdings Corp-B            COM         023657208     1,154,720      206,200      x
Avigen Inc                              COM         536901036     1,942,500      175,000      x
Black & Decker Corp                     COM         091797100     1,275,196       27,400      x
Brocade Communications Sys              COM         111621108     2,473,200       91,600      x
Caminus Corp                            COM         133766105     1,030,500       45,800      x
Caremark Rx Inc                         COM         141705103     3,412,500      175,000      x
Citrix Systems Inc                      COM         177376100     1,971,648      114,100      x
Compaq Computer Corp                    COM         204493100     1,953,105      186,900      x
Crown Cork & Seal Co Inc                COM         228255105     2,051,340      229,200      x
Dqe Inc                                 COM         23329J104     1,943,472       91,200      x
Ensco International Inc                 COM         26874Q100     1,793,330       59,500      x
Exelon Corporation                      COM         30161N101     1,213,013       22,900      x
Grant Prideco Inc                       COM         38821G101     1,578,672      115,400      x
Griffon Corporation                     COM         398433102     2,294,750      137,000      x
I-Stat Corp                             COM         450312103     2,416,635      331,500      x
Jones Apparel Group Inc                 COM         480074103     1,600,710       45,800      x
Keycorp                                 COM         493267108     1,814,865       68,100      x
Manugistics Group Inc                   COM         565011103     1,430,568       66,600      x
Martek Biosciences Corp                 COM         572901106     3,620,085      115,000      x
Marvel Enterprises Inc                  COM         57383M108     1,174,800      142,400      x
Mentor Graphics Corp                    COM         587200106       963,984       45,600      x
Meridian Medical Tech Inc               COM         589658103     1,265,950       35,000      x
Nabors Industries Inc                   COM         629568106       967,525       22,900      x
National City Corp                      COM         635405103       987,396       32,100      x
New Century Financial Corp              COM         64352D101     1,552,680       68,400      x
Nexmed Inc                              COM         652903105       384,750       81,000      x
Nokia Corp -Spon Adr                    COM         654902204     1,451,800       70,000      x
Oakley Inc                              COM         673662102     2,622,350      146,500      x
Ocean Energy Inc                        COM         67481E106       926,172       46,800      x
Pacific Sunwear Of Calif                COM         694873100     2,275,500       92,500      x
Pride International Inc                 COM         741932107       364,110       22,900      x
Procter & Gamble Co                     COM         742718109     4,108,104       45,600      x
Providian Financial Corp                COM         74406A102       686,295       90,900      x
Quiksilver Inc                          COM         74838C106     2,551,208      116,600      x
Reliant Resources Inc.                  COM         75952B105       774,478       45,800      x
Rent-A-Center Inc                       COM         76009N100       934,947       18,300      x
Rent-Way Inc                            COM         76009U104       774,865       91,700      x
Research In Motion                      COM         760975102     1,930,015       69,500      x
Saxon Capital                           COM         80556P302     1,010,268       68,400      x
Sears, Roebuck & Co                     COM         812387108     4,752,729       92,700      x
Shaw Group Inc                          COM         820280105     1,009,250       36,700      x
Spdr Trust Series 1                     COM         78462F103     7,878,976       68,800      x
Standard-Pacific Corp                   COM         85375C101     1,663,520       59,200      x
United Technologies Corp                COM         913017109     2,723,140       36,700      x
Verisign Inc                            COM         92343E102     2,241,000       83,000      x
Wal-Mart Stores Inc                     COM         931142103     2,268,100       37,000      x
Williams Cos Inc                        COM         969457100     1,079,048       45,800      x
Wireless Facilities Inc                 COM         97653A103       550,200       91,700      x
Worldcom Inc                            COM         55268B106       618,058       91,700      x
Xilinx Inc                              COM         983919101     1,825,588       45,800      x

                                                                 91,899,045


As of March 31, 2002                                                   FORM 13F

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
                                                                      (SEC USE ONLY)

              Page 1 of 1

                Item 1:           Item 7:                        Item 8:
            Name of Issuer        Managers             Voting Authority (Shares)
                                  See Instr. V   (a) Sole      (b) Shared   (c) None
Accenture Ltd.                                    22,900
America West Holdings Corp-B                     206,200
Avigen Inc                                       175,000
Black & Decker Corp                               27,400
Brocade Communications Sys                        91,600
Caminus Corp                                      45,800
Caremark Rx Inc                                  175,000
Citrix Systems Inc                               114,100
Compaq Computer Corp                             186,900
Crown Cork & Seal Co Inc                         229,200
Dqe Inc                                           91,200
Ensco International Inc                           59,500
Exelon Corporation                                22,900
Grant Prideco Inc                                115,400
Griffon Corporation                              137,000
I-Stat Corp                                      331,500
Jones Apparel Group Inc                           45,800
Keycorp                                           68,100
Manugistics Group Inc                             66,600
Martek Biosciences Corp                          115,000
Marvel Enterprises Inc                           142,400
Mentor Graphics Corp                              45,600
Meridian Medical Tech Inc                         35,000
Nabors Industries Inc                             22,900
National City Corp                                32,100
New Century Financial Corp                        68,400
Nexmed Inc                                        81,000
Nokia Corp -Spon Adr                              70,000
Oakley Inc                                       146,500
Ocean Energy Inc                                  46,800
Pacific Sunwear Of Calif                          92,500
Pride International Inc                           22,900
Procter & Gamble Co                               45,600
Providian Financial Corp                          90,900
Quiksilver Inc                                   116,600
Reliant Resources Inc.                            45,800
Rent-A-Center Inc                                 18,300
Rent-Way Inc                                      91,700
Research In Motion                                69,500
Saxon Capital                                     68,400
Sears, Roebuck & Co                               92,700
Shaw Group Inc                                    36,700
Spdr Trust Series 1                               68,800
Standard-Pacific Corp                             59,200
United Technologies Corp                          36,700
Verisign Inc                                      83,000
Wal-Mart Stores Inc                               37,000
Williams Cos Inc                                  45,800
Wireless Facilities Inc                           91,700
Worldcom Inc                                      91,700
Xilinx Inc                                        45,800